Warrant liabilities - Schedule of Warrant Liabilities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Public Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Number of shares, begginning balance	[1]	958,272	996,297
Number of amount ,begginning balance		$ 287,482	$ 2,042,410
Number of shares, Warrants exercised	[1]		(38,025)
Number of amount ,Warrants exercised			$ (77,951)
Number of shares, Change in fair value	[1]
Number of amount ,Change in fair value		$ 622,781	$ (1,676,977)
Number of shares, ending balance	[1]	958,272	958,272
Number of amount ,ending balance		$ 910,263	$ 287,482
Private Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Number of shares, begginning balance	[1]	2,000,000
Number of amount ,begginning balance		$ 5,934,000
Number of shares,Warrants granted	[1]	825,000	2,000,000
Number of amount ,Warrants granted		$ 4,105,372	$ 9,222,288
Number of shares, Warrants exercised	[1]	(1,618,750)
Number of amount ,Warrants exercised		$ (23,631,428)
Number of shares, Change in fair value	[1]
Number of amount ,Change in fair value		$ 32,764,065	$ (3,288,288)
Number of shares, ending balance	[1]	1,206,250	2,000,000
Number of amount ,ending balance		$ 19,172,009	$ 5,934,000

[1]	The units outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.